Business Combination and Control Obtained by a Related Party (Tables)	3 Months Ended
Mar. 31, 2026
Business Combination and Control Obtained by a Related Party [Abstract]
Schedule of Preliminary Purchase Price

The preliminary purchase price allocation for Signing Day Sports is as follows:

March 31, 2026
Number of shares outstanding owned by Signing Day Sports stockholders	34,266,832
Multiplied by the price per share of Signing Day Sports common stock	$0.5401
Preliminary purchase consideration based on Signing Day Sports shares outstanding	$18,507,516
Consulting agreements	1,763,000
Less: Signing Day Sports advance of funds	(1,330,000)
Total preliminary purchase price	$18,940,516

Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total consideration exchanged for Signing Day Sports and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Share purchase consideration	$18,507,516
Consulting agreements	1,763,000
Signing Day Sports advance of funds	(1,330,000)
Fair value of total purchase consideration	$18,940,516

Assets
Cash	$253,214
Accounts receivable	9,546
Property and equipment	7,614
Other Assets	52,068
Liabilities
Accounts payable	(358,690)
Deferred revenue	(1,426)

Total fair value of net liabilities assumed	$(37,674)
Intangible assets	$18,978,190

Schedule of Preliminary Purchase Price Allocation for the Acquisition

The following table presents the preliminary purchase price allocation for the acquisition. Any future measurement period adjustments will be based upon information obtained about facts and circumstances that existed at the acquisition date.

Preliminary purchase price allocation
Assets acquired
Cash	$253,214
Accounts receivable	9,546
Property and equipment	7,614
Other Assets	52,068
Liabilities assumed
Accounts payable	(358,690)
Deferred revenue	(1,426)

Total fair value of net liabilities assumed	$(37,674)
Fair value of total purchase consideration	18,940,516
Add: Net liabilities assumed	37,674
Intangible assets	$18,978,190